Note 11 - Related Party Transactions	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of related party [text block]
11.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers and companies controlled by them. The remuneration that was paid or accrued to the directors and other members of key management personnel during the years ended March 31, 2026, 2025 and 2024 was as follows:

	Management fees	Consulting fees	Share-based payments	Total

Year ended March 31, 2026
Current and former directors, officers and companies controlled by them	$1,157,760	$15,000	$1,118,364	$2,291,124

Year ended March 31, 2025
Current and former directors, officers and companies controlled by them	$808,550	$-	$634,830	$1,443,380

Year ended March 31, 2024
Current and former directors, officers and companies controlled by them	$754,542	$-	$717,725	$1,472,267

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

11.	RELATED PARTY TRANSACTIONS (Continued)

Additionally, please refer to Notes 6 and 9 on the related party promissory notes receivable and related party term loans payable.

During the year ended March 31, 2025, the Company issued 1,369,810 common shares to Denison pursuant to the option agreement. Please refer to Notes 7 and 10. No other fee was paid or accrued to Denison during the year ended March 31, 2025.

During the year ended March 31, 2026, the Company issued 485,000 common shares to Denison at a price of $2.20 per share for aggregate consideration of $1,067,000 pursuant to Investor Rights Agreement (Note 10). The Company also paid or accrued $15,000 in technical committee fees.

The amounts due to/from related parties included in accounts receivable, and accounts payable and accrued liabilities, are unsecured, non-interest bearing, and have no specific terms of repayment, and are as follows:

	March 31, 2026	March 31, 2025	March 31, 2024

Due to current and former directors, officers and companies controlled by them	$(193,615)	$(135,411)	$(86,980)
Due from Rio Grande	$32,142	$68,825	$-
Promissory note due from Rio Grande	$276,304	$520,000	$-